UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Angel Oak Mortgage Trust I, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to ________

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust 2024-5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ___

David Gordon, Secretary, (470) 282-4373

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

This Form ABS-15G/A amends the Form ABS-15G filed by Angel Oak Mortgage Trust I, LLC on April 30, 2024, Accession Number 0001839882-24-013452 (the “Original Filing”) relating to Angel Oak Mortgage Trust 2024-5 and is being filed solely to replace the report set forth on Exhibit 99.4 to the Original Filing with the report that is attached as Exhibit 99.4 to this Form ABS-15G/A.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Angel Oak Mortgage Trust I, LLC
(Depositor)

By:	/s/ Sreeniwas Prabhu
Name:	Sreeniwas Prabhu
Title:	Manager

Date: April 30, 2024

EXHIBIT INDEX

99.4	Consolidated Valuation Summary Report